IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY (Tables)	6 Months Ended
Sep. 30, 2021
In-process Research And Development And Deferred Tax Liability
Schedule of In process research and development

Project #	Description	Value as of September 30, 2021	Value as of March 31, 2021
iOx:
PORT 2 (IMM60)	Melanoma & Lung Cancers	$84,213	$84,213
PORT 3 (IMM65)	Ovarian/Prostate Cancers	32,997	32,997
		117,210	117,210
Oncomer/Saugatuck	DNA Aptamers	178	178
		$117,388	$117,388

Deferred tax liability		$23,514	$24,050